Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 1. Basis of Presentation

On February 24, 2011, the Company changed its year-end from December 31 to June 30. The financial statements for the fiscal year ended June 30, 2011 and June 30, 2010 and for the three and nine months ended March 31, 2012 and 2011 reflect the results of operations of Function(x) Inc. and its consolidated subsidiaries (collectively, the “Company”), each a Delaware corporation. The financial information in this report for the three and nine months ended March 31, 2012 and 2011 has not been audited, but in the opinion of management all adjustments (which include normal recurring adjustments) necessary for a fair presentation have been made. The operating results for the three and nine months ended March 31, 2012 and 2011 are not necessarily indicative of the results for the full year.

The financial statements included herein should be read in conjunction with the financial statements and notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2011.

On May 31, 2012, the Company changed its name from Function(x) Inc. to Viggle Inc. It now conducts business under the name Viggle Inc., with the ticker symbol FNCXD. On May 31, 2012, the Company changed its name from Function(x) Inc. to Viggle Inc. It now conducts business under the name Viggle Inc., with the ticker symbol FNCXD. As described below in the subsection 1 for 2 Reverse Split of footnote 13, the Company effectuated a 1 for 2 Reverse Split on  June 7, 2012.

On February 24, 2011, the Company changed its year-end from December 31 to June 30. The consolidated financial statements as of June 30, 2011 and June 30, 2010 have been presented to reflect twelve months of activities and reflect the results of the Company and its consolidated subsidiaries. The consolidated financial statements of  the Company include the accounts of all subsidiaries. All intercompany accounts and transactions have been eliminated.

On May 31, 2012, the Company changed its name from Function(x) Inc. to Viggle Inc. It now conducts business under the name Viggle Inc., with the ticker symbol FNCXD. As described below in subsection C. 1 for 2 Reverse Split of footnote 13, the Company effectuated a 1 for 2 Reverse Split on  June 7, 2012.